Recent accounting pronouncements	12 Months Ended
Dec. 31, 2017
Recent accounting pronouncements
Recent accounting pronouncements
3.	Recent accounting pronouncements

In May 2014, the FASB issued Accounting Standards Update (“ASU”) No. 2014-09, ‘‘Revenue from Contracts with Customers (Topic 606)”. This guidance supersedes current guidance on revenue recognition in Topic 605, ‘‘Revenue Recognition”. In addition, there are disclosure requirements related to the nature, amount, timing, and uncertainty of revenue recognition. In August 2015, the FASB issued ASU No. 2015-14 to defer the effective date of ASU No. 2014-09 for all entities by one year. For public business entities that follow U.S. GAAP, the deferral results in the new revenue standard are being effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017 and interim periods therein. Early adoption is permitted to the original effective date. The Group will adopt the new revenue standard beginning January 1, 2018 by applying the modified retrospective approach. Based on the assessment completed, the Group noted the most significant impact is the change from presentation of VAT on a gross basis to a net basis. According to the provision of Topic 606, the Group determined VAT are collected from the customers on behalf of the government and as an agent, the Group will report VAT on a net basis. Other than the change above, the Group expects revenue recognition for its major revenue streams to remain materially consistent with its historical revenue recognition practices.

In January, 2016, the FASB issued ASU No. 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities”, which amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. This amendment requires all equity investments to be measured at fair value, with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). An entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. This standard will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Group will apply the new standard beginning January 1, 2018. For investments in equity securities lacking of readily determinable fair values, the Group will elect to use the measurement alternative defined as cost, less impairments, adjusted by observable price changes. The Group anticipates that the adoption of ASU 2016-01 will increase the volatility of its investment income/(losses), as a result of the remeasurement of its equity securities upon the occurrence of observable price changes.

On February 25, 2016, the FASB issued ASU No. 2016-02, “Leases”. ASU No. 2016-02 specifies the accounting for leases. For operating leases, this standard requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. This standard is effective for public companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. Early adoption is permitted. The Group is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326)”, which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. Topic 326 introduces “expected credit loss” model, which is different from the “incurred loss” model the Group currently applied. It will incorporate both available forward looking information and historical pattern to estimate the lifetime expected credit losses for all finance receivables, including those that have not become past due. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. While the Group is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures, it is generally expected that the adoption will likely increase the level of provision for credit losses of finance receivables.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows – Classification of Certain Cash Receipts and Cash Payments”, which clarifies the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. This guidance is effective for financial statements issued for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Group does not expect significant impact of the adoption of the guidance on the Group’s consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows (Topic 230): Restricted Cash”. The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The standard is effective for fiscal years beginning after December 15, 2017, and interim period within those fiscal years. Early adoption is permitted, including adoption in an interim period. The standard should be applied using a retrospective transition method to each period presented. The Group will adopt the standard beginning January 1, 2018 using a retrospective transition method. The balances of restricted cash will be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the consolidated statement of cash flows and changes in the restricted cash balances will no longer be classified as cash flows from investing activities.

In January 2017, the FASB issued ASU No. 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business”, which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The standard should be applied prospectively on or after the effective date. The Group will adopt the standard prospectively and does not expect material impact.

In January 2017, the FASB issued ASU No. 2017-04, “Simplifying the Test for Goodwill Impairment”. The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.